Employee benefit plans - Funded status (Details) - EUR (€)	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Net defined benefit liability and asset
Employer contributions	€ 820,000	€ 504,051.092659148
Non-current portion of pension liability		552,003,000	€ 530,559,000
Defined Benefit Pension Plans
Net defined benefit liability and asset
Employer contributions		€ 504,051.092659148